                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21460

                        Pioneer Series Trust II
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Select Mid Cap Growth Fund

 Schedule of Investments 8/31/17 (unaudited)

 Shares

 UNAFFILIATED INVESTMENTS - 99.6%

 Value

 COMMON STOCKS - 99.6%

 Energy - 2.0%

 Oil & Gas Exploration & Production - 2.0%

 48,311

 Andeavor

 $

 4,838,347

 522,646

 Cabot Oil & Gas Corp.

 13,353,605

 45,295

 Cimarex Energy Co.

 4,515,459

 162,934

 Continental Resources, Inc. *

 5,526,721

 $

 28,234,132

 Total Energy

 $

 28,234,132

 Materials - 4.7%

 Fertilizers & Agricultural Chemicals - 0.9%

 154,491

 FMC Corp.

 $

 13,320,214

 Specialty Chemicals - 1.0%

 45,831

 Albemarle Corp.

 $

 5,328,312

 25,671

 The Sherwin-Williams Co.

 8,709,400

 $

 14,037,712

 Construction Materials - 1.2%

 148,468

 Vulcan Materials Co.

 $

 18,003,230

 Paper Packaging - 1.0%

 132,419

 Packaging Corp. of America

 $

 14,885,220

 Forest Products - 0.6%

 269,603

 Boise Cascade Co. *

 $

 8,088,090

 Total Materials

 $

 68,334,466

 Capital Goods - 11.5%

 Aerospace & Defense - 2.1%

 50,088

 L-3 Communications Holdings, Inc.

 $

 9,089,970

 160,599

 Rockwell Collins, Inc.

 21,046,499

 $

 30,136,469

 Building Products - 1.4%

 171,816

 AO Smith Corp.

 $

 9,568,433

 180,715

 Fortune Brands Home & Security, Inc.

 11,300,109

 $

 20,868,542

 Electrical Components & Equipment - 0.9%

 71,001

 Acuity Brands, Inc.

 $

 12,552,267

 Industrial Conglomerates - 1.2%

 73,904

 Roper Technologies, Inc.

 $

 17,046,697

 Industrial Machinery - 4.8%

 295,745

 Albany International Corp.

 $

 15,851,932

 253,749

 Fortive Corp.

 16,486,073

 396,205

 Gardner Denver Holdings, Inc.

 9,306,855

 93,312

 Stanley Black & Decker, Inc.

 13,436,928

 242,790

 Xylem, Inc.

 15,069,975

 $

 70,151,763

 Trading Companies & Distributors - 1.1%

 128,568

 United Rentals, Inc. *

 $

 15,178,738

 Total Capital Goods

 $

 165,934,476

 Commercial Services & Supplies - 2.4%

 Environmental & Facilities Services - 0.8%

 187,027

 Waste Connections, Inc.

 $

 12,472,831

 Research & Consulting Services - 1.6%

 72,226

 Equifax, Inc.

 $

 10,290,038

 154,789

 Verisk Analytics, Inc. *

 12,545,648

 $

 22,835,686

 Total Commercial Services & Supplies

 $

 35,308,517

 Transportation - 3.0%

 Air Freight & Logistics - 0.8%

 59,946

 Atlas Air Worldwide Holdings, Inc. *

 $

 4,004,393

 128,993

 XPO Logistics, Inc. *

 7,894,372

 $

 11,898,765

 Airlines - 2.2%

 108,679

 Alaska Air Group, Inc.

 $

 8,113,974

 338,568

 American Airlines Group, Inc.

 15,147,532

 166,167

 Southwest Airlines Co.

 8,663,947

 $

 31,925,453

 Total Transportation

 $

 43,824,218

 Automobiles & Components - 0.4%

 Auto Parts & Equipment - 0.4%

 38,675

 Lear Corp.

 $

 5,783,460

 Total Automobiles & Components

 $

 5,783,460

 Consumer Durables & Apparel - 2.2%

 Home Furnishings - 1.2%

 67,406

 Mohawk Industries, Inc. *

 $

 17,061,807

 Housewares & Specialties - 0.5%

 140,954

 Newell Brands, Inc.

 $

 6,805,259

 Apparel, Accessories & Luxury Goods - 0.5%

 127,116

 Lululemon Athletica, Inc. *

 $

 7,315,526

 Total Consumer Durables & Apparel

 $

 31,182,592

 Consumer Services - 6.6%

 Casinos & Gaming - 1.4%

 637,017

 MGM Resorts International *

 $

 20,996,080

 Hotels, Resorts & Cruise Lines - 1.1%

 114,653

 Hilton Worldwide Holdings, Inc.

 $

 7,375,627

 135,433

 Norwegian Cruise Line Holdings, Ltd. *

 8,052,846

 $

 15,428,473

 Leisure Facilities - 1.5%

 421,279

 Planet Fitness, Inc.

 $

 10,687,848

 190,090

 Six Flags Entertainment Corp.

 10,373,211

 $

 21,061,059

 Restaurants - 1.8%

 16,492

 Chipotle Mexican Grill, Inc. *

 $

 5,223,181

 231,665

 Dave & Buster's Entertainment, Inc.

 13,543,136

 75,846

 Jack in the Box, Inc. *

 7,100,703

 $

 25,867,020

 Specialized Consumer Services - 0.8%

 261,729

 ServiceMaster Global Holdings, Inc.

 $

 12,332,670

 Total Consumer Services

 $

 95,685,302

 Media - 2.2%

 Cable & Satellite - 0.6%

 85,397

 Liberty Broadband Corp.

 $

 8,661,818

 Movies & Entertainment - 1.6%

 579,484

 Live Nation Entertainment, Inc. *

 $

 23,156,181

 Total Media

 $

 31,817,999

 Retailing - 6.4%

 Distributors - 0.5%

 210,222

 LKQ Corp. *

 $

 7,284,192

 Internet Retail - 1.6%

 103,604

 Expedia, Inc.

 $

 15,370,689

 102,211

 Wayfair, Inc.

 7,258,003

 $

 22,628,692

 General Merchandise Stores - 1.4%

 171,327

 Dollar Tree, Inc. *

 $

 13,644,482

 147,733

 Ollie's Bargain Outlet Holdings, Inc.

 6,182,626

 $

 19,827,108

 Apparel Retail - 1.6%

 286,387

 Ross Stores, Inc.

 $

 16,739,320

 68,001

 The Children's Place, Inc. *

 7,218,306

 $

 23,957,626

 Specialty Stores - 0.5%

 30,795

 Ulta Salon Cosmetics & Fragrance, Inc. *

 $

 6,806,003

 Automotive Retail - 0.8%

 60,806

 O'Reilly Automotive, Inc. *

 $

 11,925,881

 Total Retailing

 $

 92,429,502

 Food, Beverage & Tobacco - 4.3%

 Brewers - 0.9%

 147,189

 Molson Coors Brewing Co.

 $

 13,210,213

 Distillers & Vintners - 0.5%

 37,034

 Constellation Brands, Inc. *

 $

 7,410,503

 Soft Drinks - 0.3%

 88,452

 Monster Beverage Corp.

 $

 4,937,391

 Packaged Foods & Meats - 2.6%

 164,053

 Blue Buffalo Pet Products, Inc.

 $

 4,226,005

 801,725

 Nomad Foods, Ltd.

 12,041,910

 295,857

 The Hain Celestial Group, Inc. *

 11,899,369

 86,717

 The Hershey Co.

 9,098,348

 $

 37,265,632

 Total Food, Beverage & Tobacco

 $

 62,823,739

 Health Care Equipment & Services - 9.2%

 Health Care Equipment - 1.8%

 493,159

 Boston Scientific Corp. *

 $

 13,586,530

 38,524

 Nevro Corp.

 3,319,998

 101,470

 Penumbra, Inc.

 8,726,420

 $

 25,632,948

 Health Care Supplies - 3.1%

 162,584

 Align Technology, Inc. *

 $

 28,735,096

 61,003

 The Cooper Companies, Inc.

 15,301,382

 $

 44,036,478

 Health Care Services - 0.5%

 231,337

 Teladoc, Inc.

 $

 7,761,356

 Managed Health Care - 3.4%

 241,916

 Centene Corp. *

 $

 21,494,237

 53,838

 Humana, Inc.

 13,869,746

 82,569

 WellCare Health Plans, Inc. *

 14,423,153

 $

 49,787,136

 Health Care Technology - 0.4%

 100,571

 Veeva Systems, Inc. *

 $

 5,983,974

 Total Health Care Equipment & Services

 $

 133,201,892

 Pharmaceuticals, Biotechnology & Life Sciences - 10.2%

 Biotechnology - 8.0%

 100,835

 Alnylam Pharmaceuticals, Inc. *

 $

 8,644,585

 34,677

 Avexis, Inc.

 3,237,098

 141,671

 Esperion Therapeutics, Inc. *

 7,001,381

 375,091

 Exact Sciences Corp. *

 15,712,562

 304,835

 Foundation Medicine, Inc.

 12,284,850

 74,775

 Incyte Corp. *

 10,274,833

 94,117

 Loxo Oncology, Inc.

 7,849,358

 53,742

 Prothena Corp Plc *

 3,301,908

 156,215

 Sage Therapeutics, Inc.

 12,848,684

 35,283

 Spark Therapeutics, Inc.

 2,904,849

 97,337

 TESARO, Inc. *

 12,570,100

 120,708

 Vertex Pharmaceuticals, Inc. *

 19,378,462

 $

 116,008,670

 Pharmaceuticals - 1.0%

 97,551

 Jazz Pharmaceuticals Plc *

 $

 14,570,217

 Life Sciences Tools & Services - 1.2%

 91,822

 Charles River Laboratories International, Inc. *

 $

 9,990,234

 38,808

 Waters Corp. *

 7,120,492

 $

 17,110,726

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 147,689,613

 Banks - 1.1%

 Regional Banks - 1.1%

 62,628

 First Republic Bank

 $

 6,078,047

 61,724

 SVB Financial Group *

 10,452,342

 $

 16,530,389

 Total Banks

 $

 16,530,389

 Diversified Financials - 3.7%

 Asset Management & Custody Banks - 0.8%

 65,802

 Affiliated Managers Group, Inc. *

 $

 11,626,555

 Investment Banking & Brokerage - 0.9%

 293,953

 TD Ameritrade Holding Corp.

 $

 12,734,044

 Diversified Financials - 2.0%

 204,809

 Nasdaq, Inc.

 $

 15,438,502

 86,904

 S&P Global, Inc.

 13,411,894

 $

 28,850,396

 Total Diversified Financials

 $

 53,210,995

 Insurance - 1.6%

 Multi-line Insurance - 0.4%

 113,333

 The Hartford Financial Services Group, Inc.

 $

 6,127,915

 Property & Casualty Insurance - 1.2%

 150,778

 FNF Group

 $

 7,273,531

 103,377

 The Allstate Corp.

 9,355,618

 $

 16,629,149

 Total Insurance

 $

 22,757,064

 Real Estate - 2.3%

 Specialized REIT - 1.3%

 24,844

 Equinix, Inc.

 $

 11,637,178

 51,513

 SBA Communications Corp.

 7,909,821

 $

 19,546,999

 Diversified REIT - 1.0%

 44,895

 Jones Lang LaSalle, Inc.

 $

 5,473,149

 246,666

 Realogy Holdings Corp. *

 8,361,977

 $

 13,835,126

 Total Real Estate

 $

 33,382,125

 Software & Services - 15.1%

 Internet Software & Services - 3.2%

 84,941

 CoStar Group, Inc. *

 $

 24,345,789

 144,342

 Criteo SA (A.D.R.)

 7,030,899

 130,729

 GrubHub, Inc.

 7,463,319

 278,595

 Hortonworks, Inc.

 4,733,329

 11,344

 NetEase, Inc. (A.D.R.)

 3,129,129

 $

 46,702,465

 IT Consulting & Other Services - 0.6%

 65,869

 Gartner, Inc. *

 $

 7,943,143

 Data Processing & Outsourced Services - 4.4%

 243,437

 Fidelity National Information Services, Inc.

 $

 22,620,166

 416,092

 Total System Services, Inc.

 28,760,283

 178,269

 Vantiv, Inc. *

 12,601,836

 $

 63,982,285

 Application Software - 4.1%

 96,146

 Blackbaud, Inc.

 $

 8,115,684

 163,723

 HubSpot, Inc.

 12,009,082

 115,972

 Intuit, Inc.

 16,404,239

 112,474

 Splunk, Inc. *

 7,545,881

 223,750

 SS&C Technologies Holdings, Inc. *

 8,661,362

 256,758

 Zendesk, Inc.

 7,035,169

 $

 59,771,417

 Systems Software - 1.3%

 164,315

 ServiceNow, Inc. *

 $

 19,091,760

 Home Entertainment Software - 1.5%

 176,732

 Electronic Arts, Inc. *

 $

 21,472,938

 Total Software & Services

 $

 218,964,008

 Technology Hardware & Equipment - 3.5%

 Communications Equipment - 1.2%

 172,058

 Acacia Communications, Inc.

 $

 8,401,592

 75,922

 Harris Corp.

 9,330,814

 $

 17,732,406

 Computer Hardware Storage & Peripherals - 1.6%

 272,459

 Western Digital Corp.

 $

 24,049,956

 Technology Distributors - 0.7%

 151,454

 CDW Corp./DE *

 $

 9,605,213

 Total Technology Hardware & Equipment

 $

 51,387,575

 Semiconductors & Semiconductor Equipment - 7.2%

 Semiconductor Equipment - 1.6%

 140,040

 Lam Research Corp. *

 $

 23,243,839

 Semiconductors - 5.6%

 190,343

 Analog Devices, Inc.

 $

 15,925,999

 66,933

 Broadcom, Ltd.

 16,871,801

 163,086

 First Solar, Inc. *

 7,658,519

 599,749

 Micron Technology, Inc. *

 19,173,976

 166,714

 Microsemi Corp. *

 8,399,051

 752,550

 ON Semiconductor Corp. *

 12,853,554

 $

 80,882,900

 Total Semiconductors & Semiconductor Equipment

 $

 104,126,739

 TOTAL COMMON STOCKS

 (Cost $1,075,154,874)

 $

 1,442,608,803

 TOTAL INVESTMENT IN UNAFFILIATED SECURITIES - 99.6%

 (Cost $1,075,154,874)

 $

 1,442,608,803

 OTHER ASSETS & LIABILITIES - 0.4%

 $

 5,430,044

 TOTAL NET ASSETS - 100.0%

 $

 1,448,038,847

 *

 Non-income producing security.

 REIT

 Real Estate Investment Trust.

 (A.D.R.)

 American Depositary Receipt.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of August 31, 2017, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,442,608,803

$
-

$
-

$
1,442,608,803

 Total

$
1,442,608,803

$
-

$
-

$
1,442,608,803

 During the period ended August 31, 2017, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust II By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date October 27, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date October 27, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date October 27, 2017 * Print the name and title of each signing officer under his or her signature.